Equity - Summary of Dividends Paid (Detail) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends [Line Items]
Total Amount	$ 211,806,012	$ 398,990,041	$ 260,182,284
Definitive Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Definitive	Definitive
Payment Date		May 26, 2023	May 27, 2022
Total Amount		$ 353,208,322	$ 18,285,678
Pesos per Share		$ 5.10663	$ 0.26437
Charged to Fiscal		2022	2021
Provisional Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Provisional	Provisional	Provisional
Payment Date	Jan. 26, 2024	Jan. 27, 2023	Jan. 28, 2022
Total Amount	$ 41,348,740	$ 22,416,356	$ 7,260,512
Pesos per Share	$ 0.59781	$ 0.32409	$ 0.10497
Charged to Fiscal	2023	2022	2021
Eventual Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend			Eventual
Payment Date			May 28, 2021
Total Amount			$ 212,853,281
Pesos per Share			$ 3.0774
Charged to Fiscal			2021